Intangible assets, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Intangible assets, net
Weighted-Average Amortization Period (in years)	12 years 1 month 6 days	12 years 1 month 6 days
Gross Carrying Amount	¥ 14,888	¥ 14,936
Accumulated Amortization	(6,895)	(5,625)
Impairment Amount	(1,058)	(172)
Net Carrying Amount	6,935	9,139		$ 977
Amortization expenses	1,304	1,248	¥ 956
Intangible assets impairment charge recorded	902	¥ 0	¥ 0
Amortization expenses related to the intangible assets for future periods
2024	1,173
2025	897
2026	738
2027	699
2028	568
2029 and thereafter	¥ 2,860
Non-compete Agreement
Intangible assets, net
Weighted-Average Amortization Period (in years)	8 years	8 years
Gross Carrying Amount	¥ 2,467	¥ 2,467
Accumulated Amortization	(2,407)	(2,279)
Net Carrying Amount	¥ 60	¥ 188
Domain names and trademarks
Intangible assets, net
Weighted-Average Amortization Period (in years)	17 years 9 months 18 days	17 years 9 months 18 days
Gross Carrying Amount	¥ 6,756	¥ 6,756
Accumulated Amortization	(1,855)	(1,440)
Impairment Amount	(551)	(27)
Net Carrying Amount	¥ 4,350	¥ 5,289
Customer relationship
Intangible assets, net
Weighted-Average Amortization Period (in years)	8 years 8 months 12 days	8 years 8 months 12 days
Gross Carrying Amount	¥ 2,823	¥ 2,823
Accumulated Amortization	(1,087)	(765)
Impairment Amount	(60)	(60)
Net Carrying Amount	¥ 1,676	¥ 1,998
Technology and Others
Intangible assets, net
Weighted-Average Amortization Period (in years)	5 years 4 months 24 days	5 years 4 months 24 days
Gross Carrying Amount	¥ 2,842	¥ 2,890
Accumulated Amortization	(1,546)	(1,141)
Impairment Amount	(447)	(85)
Net Carrying Amount	¥ 849	¥ 1,664